UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2010
Date of reporting period: April 30, 2010

Item 1. Report to Stockholders.

ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Equity Index Funds

Direxion Monthly NASDAQ-100® Bull 2X Fund (formerly NASDAQ-100® Bull 2.5X Fund)	Direxion Monthly NASDAQ-100® Bear 2X Fund (formerly NASDAQ-100® Bear 2.5X Fund)
Direxion Monthly S&P 500® Bull 2X Fund (formerly S&P 500® Bull 2.5X Fund)	Direxion Monthly S&P 500® Bear 2X Fund (formerly S&P 500® Bear 2.5X Fund)
Direxion Monthly Latin America Bull 2X Fund (formerly Latin America Bull 2X Fund)

Currency Funds

Direxion Monthly Dollar Bull 2X Fund (formerly Dollar Bull 2.5X Fund)	Direxion Monthly Dollar Bear 2X Fund (formerly Dollar Bear 2.5X Fund)

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Letter to Shareholders

Dear Shareholder,

This Annual Report for the Direxion Funds covers the period from May 1, 2009 to April 30, 2010 (the “Annual Period”). During the Annual Period, the DJ Industrial Average Index returned 38.69%, the S&P 500 Index returned 38.85%, the Barclays Capital Aggregate Bond Index returned 8.30%, and the NASDAQ-100 Index returned 43.48%.

At the beginning of the Annual Period, global markets began to rise as it appeared that the global economy was beginning to recover and the financial crisis was in its later stages. Strong economic growth was apparent in China, the United States, Brazil, Australia, and India. Other markets appeared to be growing more slowly, but most of the world seemed to be emerging from the recession. By the end of the Annual Period, new uncertainties arose as turmoil in Greece raised questions and concerns about the future of that country, the Euro and the fiscal position of a host of sovereigns.

This report will account for two periods with differing investment objectives: May 1, 2009 – September 30, 2009 and October 1, 2009 – April 30, 2010. Effective September 30th, 2009, all Direxion Leveraged Index Funds modified their investment objectives from daily investment objectives to monthly investment objectives. In addition, all funds which previously sought to achieve 250% or -250% of the performance of their index on a daily basis began to seek 200% or -200% of the performance of their index on a monthly basis.

Direxion maintains models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratios and the impact of leveraging the fund’s portfolio. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the funds in this Annual Report follows.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the NASDAQ-100 Index through September 30, 2009. The NASDAQ-100 Bull 2.5X Fund returned 62.91%, 141 basis points higher than its expected return of 61.50%. The NASDAQ-100 Bear 2X Fund returned -46.01%, 62 basis points lower than its expected return of -45.39%. The NASDAQ-100 Index itself returned 23.67% (May 1, 2009 – September 30, 2009).

The Monthly NASDAQ-100 Bull 2X Fund and the Monthly NASDAQ-100 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NASDAQ-100 Index. The Monthly NASDAQ-100 Bull 2X Fund returned 31.93%, 100 basis points higher than its expected return of 30.93%. The Monthly NASDAQ-100 Bear 2X Fund returned -31.78%, 42 basis points lower than its expected return of -31.36%. The NASDAQ-100 Index itself returned 16.80% (September 30, 2009 – April 30, 2010).

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the S&P 500 Index through September 30, 2009. The S&P 500 Bull 2.5X Fund returned 57.28%, 81 basis points lower than its expected return of 58.09%. The S&P 500 Bear 2.5X Fund returned -45.19%, 67 basis points lower than its expected return of -44.52%. The S&P 500 Index itself returned 22.31% (May 1, 2009 – September 30, 2009).

The Monthly S&P 500 Bull 2X Fund and the Monthly S&P 500 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the S&P 500 Index. The Monthly S&P 500 Bull 2X Fund returned 25.62%, 7 basis points lower than its expected return of 25.69%. The Monthly S&P 500 Bear 2X Fund returned -25.53%, 23 basis points higher than its expected return of -25.76%. The S&P 500 Index itself returned 13.51% (September 30, 2009 – April 30, 2010).

The Latin America Bull 2X Fund sought to provide 200% of the daily return of the S&P Latin America 40 Index through September 30, 2009. The Latin America Bull 2X Fund returned 96.80%, 199 basis points lower than its expected return of 98.79%. The S&P Latin America 40 Index itself returned 46.68% (May 1, 2009 – September 30, 2009).

The Monthly Latin America Bull 2X Fund seeks to provide 200% of the monthly return of the S&P Latin America 40 Index. The Latin America Bull 2X Fund returned 19.66%, 115 basis points lower than its expected return of 20.81%. The S&P Latin America 40 Index itself returned 15.39% (September 30, 2009 – April 30, 2010).

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The Dollar Bull 2.5X Fund and the Dollar Bear 2.5X Fund sought to provide 250% and -250% of the daily return of the U.S. Dollar Index through September 30, 2009. The Dollar Bull 2.5X Fund returned -26.28%, 175 basis points lower than its expected return of -24.53%. The Dollar Bear 2X Fund returned 26.47%, 74 basis points lower than its expected return of 27.21%. The U.S. Dollar Index itself returned 10.20% (May 1, 2009 – September 30, 2009).

The Monthly Dollar Bull 2X Fund and the Monthly Dollar Bear 2X Fund seek to provide 200% and -200% of the monthly return of the U.S. Dollar Index. The Monthly Dollar Bull 2X Fund returned 10.07%, 10 basis points higher than its expected return of 9.97%. The Monthly Dollar Bear 2X Fund returned -12.35%, 24 basis points lower than its expected return of -12.11%. The U.S. Dollar Index itself returned 6.59% (September 30, 2009 – April 30, 2010).

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Monthly S&P 500 Bull 2X Fund, Monthly S&P Bear 2X Fund, Monthly NASDAQ-100 Bull 2X Fund, Monthly NASDAQ-100 Bear 2X Fund, Monthly Dollar Bull 2X Fund, Monthly Dollar Bear 2X Fund and Monthly Latin America Bull 2X Fund is 2.00%, 1.96%, 1.97%, 1.97%, 1.99%, 1.99% and 1.99%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: June 24, 2010

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expenses would be 1.90% for each Fund.

Direxion Monthly NASDAQ-100 Bull 2X Fund
May 1, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly NASDAQ-100 Bull 2X Fund	114.92%	(17.57)%	(11.38)%

NASDAQ-100® Index	43.48%	2.32%	4.36%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	200.0%

Total Exposure	200.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

4  DIREXION ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bear 2X Fund
May 1, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly NASDAQ-100 Bear 2X Fund	(63.17)%	(34.33)%	(31.09)%

NASDAQ-100® Index	43.48%	2.32%	4.36%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(200.5)%

Total Exposure	(200.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

DIREXION ANNUAL REPORT  5

Direxion Monthly S&P 500 Bull 2X Fund
May 1, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly S&P 500 Bull 2X Fund	97.47%	(31.38)%	(19.99)%

S&P 500® Index	38.85%	(5.04)%	(0.23)%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	199.6%

Total Exposure	199.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

6  DIREXION ANNUAL REPORT

Direxion Monthly S&P 500 Bear 2X Fund
May 1, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly S&P 500 Bear 2X Fund	(59.18)%	(17.78)%	(19.36)%

S&P 500® Index	38.85%	(5.04)%	(0.23)%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(201.3)%

Total Exposure	(201.3)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

DIREXION ANNUAL REPORT  7

Direxion Monthly Latin America Bull 2X Fund
May 2, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly Latin America Bull 2X Fund	135.39%	(14.23)%	(4.69)%

S&P Latin America 40 Index	63.94%	7.87%	11.08%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	199.9%

Total Exposure	199.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2009.

8  DIREXION ANNUAL REPORT

Direxion Monthly Dollar Bear 2X Fund
June 12, 20061 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly Dollar Bear 2X Fund	10.91%	(0.67)%	2.25%

U.S. Dollar Index	(3.24)%	0.18%	(1.27)%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(199.2)%

Total Exposure	(199.2)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

DIREXION ANNUAL REPORT  9

Direxion Monthly Dollar Bull 2X Fund
June 2, 20081 - April 30, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Direxion Monthly Dollar Bull 2X Fund	(18.80)%	2.00%

U.S. Dollar Index	(3.24)%	6.23%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	200.6%

Total Exposure	200.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2010.

10  DIREXION ANNUAL REPORT

Expense Example
April 30, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period November 1, 2009 — April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  11

Expense Example Tables
April 30, 2010

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	November 1, 2010	April 30, 2010	Period[2]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,406.50	$11.34
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly NASDAQ-100 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	644.30	7.75
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly S&P 500 Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,308.60	10.88
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly S&P 500 Bear 2X Fund
Based on actual fund return	1.94%	1,000.00	718.20	8.26
Based on hypothetical 5% return	1.94%	1,000.00	1,015.17	9.69
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,192.70	10.33
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Dollar Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	868.20	8.80
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Dollar Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,113.80	9.96
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49

[1]	Annualized ratio of net expenses incurred in the most recent fiscal half-year.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
April 30, 2010 (Unaudited)

	Cash*	Futures		Swaps	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	105%	—		(5%)	100%
Direxion Monthly NASDAQ-100 Bear 2X Fund	107%	—		(7%)	100%
Direxion Monthly S&P 500 Bull 2X Fund	104%	—		(4%)	100%
Direxion Monthly S&P 500 Bear 2X Fund	113%	—		(13%)	100%
Direxion Monthly Latin America Bull 2X Fund	106%	—		(6%)	100%
Direxion Monthly Dollar Bear 2X Fund	103%	(3%)		—	100%
Direxion Monthly Dollar Bull 2X Fund	100%	0	%**	—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

12  DIREXION ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 106.3%
MONEY MARKET FUNDS - 106.3%
4,659,241	Fidelity Institutional Government Portfolio, 0.04%(a)	$4,659,241
4,659,241	Fidelity Institutional Money Market Portfolio, 0.16%(a)	4,659,241
4,659,241	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	4,659,241
10,609,240	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	10,609,240
4,659,240	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	4,659,240

	TOTAL SHORT TERM INVESTMENTS (Cost $29,246,203)	$29,246,203

	TOTAL INVESTMENTS (Cost $29,246,203) - 106.3%	$29,246,203
	Liabilities in Excess of Other Assets - (6.3)%	(1,729,693)

	TOTAL NET ASSETS - 100.0%	$27,516,510

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	$5,950,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
April 30, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	27,500	$56,498,396	10/27/2011	$(1,479,562)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  13

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 95.5%
MONEY MARKET FUNDS - 95.5%
583,799	Fidelity Institutional Government Portfolio, 0.04%(a)	$583,799
583,799	Fidelity Institutional Money Market Portfolio, 0.16%(a)	583,799
583,799	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	583,799
1,873,800	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	1,873,800
583,799	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	583,799

	TOTAL SHORT TERM INVESTMENTS (Cost $4,208,996)	$4,208,996

	TOTAL INVESTMENTS (Cost $4,208,996) - 95.5%	$4,208,996
	Other Assets in Excess of Liabilities - 4.5%	197,739

	TOTAL NET ASSETS - 100.0%	$4,406,735

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	$1,290,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
April 30, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	4,415	$8,530,439	8/2/2011	$(306,955)

The accompanying notes are an integral part of these financial statements.
14  DIREXION ANNUAL REPORT

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 106.6%
MONEY MARKET FUNDS - 106.6%
2,877,632	Fidelity Institutional Government Portfolio, 0.04%(a)	$2,877,632
2,877,633	Fidelity Institutional Money Market Portfolio, 0.16%(a)	2,877,633
2,877,633	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	2,877,633
6,457,633	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	6,457,633
2,877,633	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	2,877,633

	TOTAL SHORT TERM INVESTMENTS (Cost $17,968,164)	$17,968,164

	TOTAL INVESTMENTS (Cost $17,968,164) - 106.6%	$17,968,164
	Liabilities in Excess of Other Assets - (6.6)%	(1,111,553)

	TOTAL NET ASSETS - 100.0%	$16,856,611

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	$3,580,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
April 30, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	S&P 500 Index	28,350	$34,301,961	10/17/2011	$(650,897)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  15

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 112.9%
MONEY MARKET FUNDS - 112.9%
1,531,773	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,531,773
1,531,773	Fidelity Institutional Money Market Portfolio, 0.16%(a)	1,531,773
1,531,774	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	1,531,774
5,351,774	Goldman Sachs Financial Square Government Fund, 0.03%(a)(b)	5,351,774
1,531,774	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	1,531,774

	TOTAL SHORT TERM INVESTMENTS (Cost $11,478,868)	$11,478,868

	TOTAL INVESTMENTS (Cost $11,478,868) - 112.9%	$11,478,868
	Liabilities in Excess of Other Assets - (12.9)%	(1,310,901)

	TOTAL NET ASSETS - 100.0%	$10,167,967

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	$3,820,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
April 30, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	S&P 500 Index	17,200	$19,139,779	8/1/2011	$(1,328,243)

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 94.9%
MONEY MARKET FUNDS - 94.9%
8,849,906	Fidelity Institutional Government Portfolio, 0.04%(a)	$8,849,906
8,849,906	Fidelity Institutional Money Market Portfolio, 0.16%(a)	8,849,906
8,849,906	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	8,849,906
8,849,907	Goldman Sachs Financial Square Government Fund, 0.03%(a)	8,849,907
62,379,560	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)(b)	62,379,560

	TOTAL SHORT TERM INVESTMENTS (Cost $97,779,185)	$97,779,185

	TOTAL INVESTMENTS (Cost $97,779,185) - 94.9%	$97,779,185
	Other Assets in Excess of Liabilities - 5.1%	5,270,453

	TOTAL NET ASSETS - 100.0%	$103,049,638

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	$53,529,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
April 30, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares S&P Latin America 40 Index	4,285,657	$210,982,894	5/9/2011	$(5,921,169)
Merrill Lynch	iShares S&P Latin America 40 Index	4,000	199,220	5/10/2011	(7,813)
Merrill Lynch	iShares S&P Latin America 40 Index	9,000	439,335	5/24/2011	(8,459)
Merrill Lynch	iShares S&P Latin America 40 Index	6,000	283,170	5/31/2011	4,110

		4,304,657	$211,904,619		$(5,933,331)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 98.0%
MONEY MARKET FUNDS - 98.0%
1,345,868	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,345,868
1,345,868	Fidelity Institutional Money Market Portfolio, 0.16%(a)	1,345,868
1,345,868	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	1,345,868
1,345,868	Goldman Sachs Financial Square Government Fund, 0.03%(a)	1,345,868
1,345,867	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	1,345,867

	TOTAL SHORT TERM INVESTMENTS (Cost $6,729,339)	$6,729,339

	TOTAL INVESTMENTS (Cost $6,729,339) - 98.0%	$6,729,339
	Other Assets in Excess of Liabilities - 2.0%	138,172

	TOTAL NET ASSETS - 100.0%	$6,867,511

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
April 30, 2010

		Unrealized
Contracts		Depreciation

167	U.S. Dollar Index Futures
	Expiring June 2010 (Underlying Notional Amount at Market Value $13,682,310)	$(210,590)

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
April 30, 2010

Shares		Value

SHORT TERM INVESTMENTS - 100.0%
MONEY MARKET FUNDS - 100.0%
1,192,786	Fidelity Institutional Government Portfolio, 0.04%(a)	$1,192,786
1,192,786	Fidelity Institutional Money Market Portfolio, 0.16%(a)	1,192,786
1,192,786	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	1,192,786
1,192,787	Goldman Sachs Financial Square Government Fund, 0.03%(a)	1,192,787
1,192,787	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.03%(a)	1,192,787

	TOTAL SHORT TERM INVESTMENTS (Cost $5,963,932)	$5,963,932

	TOTAL INVESTMENTS (Cost $5,963,932) - 100.0%	$5,963,932
	Liabilities in Excess of Other Assets - (0.0)%(b)	(1,691)

	TOTAL NET ASSETS - 100.0%	$5,962,241

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2010.
(b)	Percentage is less than .05%

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
April 30, 2010

		Unrealized
Contracts		Appreciation

146	U.S. Dollar Index Futures
	Expiring June 2010 (Underlying Notional Amount at Market Value $11,961,780)	$24,363

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Statements of Assets and Liabilities
April 30, 2010

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$29,246,203	$4,208,996
Receivable for Fund shares sold	555,120	551,414
Dividends and interest receivable	408	175

Total Assets	29,801,731	4,760,585

Liabilities:
Payable for Fund shares redeemed	762,932	36,528
Unrealized depreciation on swaps	1,479,562	306,955
Accrued distribution expense	5,622	1,364
Accrued advisory expense	16,866	4,092
Accrued operating services fees	14,617	3,547
Accrued shareholder servicing fees	5,622	1,364

Total Liabilities	2,285,221	353,850

Net Assets	$27,516,510	$4,406,735

Net Assets Consist Of:
Capital stock	$44,275,967	$18,779,644
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(15,279,895)	(14,065,954)
Net unrealized appreciation (depreciation)
Swaps	(1,479,562)	(306,955)

Total Net Assets	$27,516,510	$4,406,735

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$27,516,510	$4,406,735
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	405,527	235,290
Net asset value, redemption price and offering price per share	$67.85	$18.73

Cost of Investments	$29,246,203	$4,208,996

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2010

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$17,968,164	$11,478,868
Receivable for Fund shares sold	407,048	346,478
Dividends and interest receivable	332	375

Total Assets	18,375,544	11,825,721

Liabilities:
Payable for Fund shares redeemed	826,105	195,806
Unrealized depreciation on swaps	650,897	1,328,243
Due to broker for swaps	11,980	111,269
Accrued distribution expense	3,941	2,887
Accrued advisory expense	11,823	8,660
Accrued operating services fees	10,246	8,002
Accrued shareholder servicing fees	3,941	2,887

Total Liabilities	1,518,933	1,657,754

Net Assets	$16,856,611	$10,167,967

Net Assets Consist Of:
Capital stock	$19,482,037	$36,539,611
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(1,974,529)	(25,043,401)
Net unrealized appreciation (depreciation)
Swaps	(650,897)	(1,328,243)

Total Net Assets	$16,856,611	$10,167,967

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$16,856,611	$10,167,967
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	440,677	257,861
Net asset value, redemption price and offering price per share	$38.25	$39.43

Cost of Investments	$17,968,164	$11,478,868

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Statements of Assets and Liabilities
April 30, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bear	Dollar Bull
	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$97,779,185	$6,729,339	$5,963,932
Receivable for Fund shares sold	225,861	50,500	95,916
Deposit at broker for swaps	11,300,000	—	—
Deposit at broker for futures	—	447,868	—
Due from broker for futures	—	—	219,161
Variation margin receivable	—	40,573	—
Dividends and interest receivable	2,114	78	81

Total Assets	109,307,160	7,268,358	6,279,090

Liabilities:
Payable for Fund shares redeemed	86,008	117,505	200,000
Unrealized depreciation on swaps	5,933,331	—	—
Deposit to broker for futures	—	—	71,161
Due to broker for swaps	61,725	—	—
Due to broker for futures	—	271,868	—
Variation margin payable	—	—	34,213
Accrued distribution expense	23,218	1,510	1,510
Accrued advisory expense	69,655	4,529	4,530
Accrued operating services fees	60,367	3,925	3,925
Accrued shareholder servicing fees	23,218	1,510	1,510

Total Liabilities	6,257,522	400,847	316,849

Net Assets	$103,049,638	$6,867,511	$5,962,241

Net Assets Consist Of:
Capital stock	$268,720,438	$11,505,589	$7,258,809
Accumulated undistributed net investment income (loss)	—	—	—
Accumulated undistributed net realized gain (loss)	(159,737,469)	(4,427,488)	(1,320,931)
Net unrealized appreciation (depreciation)
Futures	—	(210,590)	24,363
Swaps	(5,933,331)	—	—

Total Net Assets	$103,049,638	$6,867,511	$5,962,241

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$103,049,638	$6,867,511	$5,962,241
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,866,685	339,554	199,775
Net asset value, redemption price and offering price per share	$55.20	$20.23	$29.84

Cost of Investments	$97,779,185	$6,729,339	$5,963,932

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Statements of Operations
For The Year Ended April 30, 2010

	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear
	2X Fund	2X Fund

Investment income:
Interest income	$37,913	$9,282

Total investment income	37,913	9,282

Expenses:
Investment advisory fees	209,263	46,337
Operating services fees	158,316	32,639
Distribution expenses	69,754	15,446
Shareholder servicing fees	69,754	15,446
Administration fees	1,596	521
Fund accounting fees	1,906	643
Custody fees	962	577
Transfer agent fees	13,172	4,666
Federal and state registration fees	7,769	3,180
Professional fees	4,209	3,548
Reports to shareholders	4,251	2,089
Trustees’ fees and expenses	172	57
Excise taxes	—	21,196
Other	2,539	2,042

Total expenses before reimbursement	543,663	148,387
Less: Reimbursement of expenses by Adviser	(2,999)	(27,525)
Less: Expenses paid indirectly (Note 6)	(8,757)	(2,897)

Total expenses	531,907	117,965

Net investment loss	(493,994)	(108,683)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	21,661,006	(9,573,450)

	21,661,006	(9,573,450)

Change in unrealized appreciation (depreciation) on:
Swaps	(2,511,977)	423,621

Net realized and unrealized gain (loss) on investments	19,149,029	(9,149,829)

Net increase (decrease) in net assets resulting from operations	$18,655,035	$(9,258,512)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Statements of Operations
For The Year Ended April 30, 2010

	Direxion Monthly	Direxion Monthly
	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund

Investment income:
Interest income	$49,144	$22,998

Total investment income	49,144	22,998

Expenses:
Investment advisory fees	188,557	109,998
Operating services fees	112,738	79,164
Distribution expenses	62,852	36,666
Shareholder servicing fees	62,852	36,666
Administration fees	3,509	1,119
Fund accounting fees	5,440	770
Custody fees	1,921	727
Transfer agent fees	24,860	9,450
Federal and state registration fees	4,551	5,891
Professional fees	4,491	3,996
Reports to shareholders	7,242	2,259
Trustees’ fees and expenses	529	92
Other	5,125	3,177

Total expenses before reimbursement	484,667	289,975
Plus: Recoupment of previously waived expenses	519	—
Less: Reimbursement of expenses by Adviser	—	(3,834)
Less: Expenses paid indirectly (Note 6)	(14,926)	(6,236)

Total expenses	470,260	279,905

Net investment loss	(421,116)	(256,907)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Futures	(159,147)	6,057
Swaps	24,012,668	(20,931,804)

	23,853,521	(20,925,747)

Change in unrealized appreciation (depreciation) on:
Futures	18,335	—
Swaps	(1,669,916)	1,038,362

	(1,651,581)	1,038,362

Net realized and unrealized gain (loss) on investments	22,201,940	(19,887,385)

Net increase (decrease) in net assets resulting from operations	$21,780,824	$(20,144,292)

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Statements of Operations
For The Year Ended April 30, 2010

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bear	Dollar Bull
	2X Fund	2X Fund	2X Fund

Investment income:
Interest income	$78,225	$15,673	$7,140

Total investment income	78,225	15,673	7,140

Expenses:
Investment advisory fees	734,209	87,233	47,965
Operating services fees	564,646	60,759	38,523
Distribution expenses	244,736	29,078	15,988
Shareholder servicing fees	244,736	29,078	15,988
Administration fees	4,962	1,028	204
Fund accounting fees	7,010	1,099	—
Custody fees	2,640	681	269
Transfer agent fees	18,714	8,706	2,478
Federal and state registration fees	9,017	4,098	6,089
Professional fees	8,431	3,609	3,049
Reports to shareholders	18,175	1,513	1,559
Trustees’ fees and expenses	509	82	—
Excise taxes	—	24	52
Other	4,607	521	178

Total expenses before reimbursement	1,862,392	227,509	132,342
Plus: Recoupment of previously waived expenses	17,908	695	—
Less: Reimbursement of expenses by Adviser	—	—	(8,615)
Less: Expenses paid indirectly (Note 6)	(14,502)	(6,072)	(1,991)

Total expenses	1,865,798	222,132	121,736

Net investment loss	(1,787,573)	(206,459)	(114,596)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	42,172	—	—
Futures	—	1,014,884	(559,422)
Swaps	67,319,532	—	—

	67,361,704	1,014,884	(559,422)

Change in unrealized appreciation (depreciation) on:
Investments	(8,391)	—	—
Futures	—	(387,412)	51,467
Swaps	(5,933,331)	—	—

	(5,941,722)	(387,412)	51,467

Net realized and unrealized gain (loss) on investments	61,419,982	627,472	(507,955)

Net increase (decrease) in net assets resulting from operations	$59,632,409	$421,013	$(622,551)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund		NASDAQ-100 Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2010	April 30, 2009	April 30, 2010	April 30, 2009

Operations:
Net investment loss	$(493,994)	$(80,971)	$(108,683)	$(56,066)
Net realized gain (loss) on investments	21,661,006	(22,853,230)	(9,573,450)	1,953,480
Change in net unrealized appreciation (depreciation) on investments	(2,511,977)	(517,915)	423,621	596,877

Net increase (decrease) in net assets resulting from operations	18,655,035	(23,452,116)	(9,258,512)	2,494,291

Distributions to shareholders
Net investment income	—	—	—	(526,007)
Net realized gains	—	(867,580)	—	—
Return of capital	—	(15,509)	(601,004)	—

Total distributions	—	(883,089)	(601,004)	(526,007)

Capital share transactions
Proceeds from shares sold	141,283,235	197,806,750	144,284,992	167,423,170
Proceeds from shares issued to holders in reinvestment of distributions	—	664,702	585,720	486,176
Cost of shares redeemed	(158,577,261)	(169,511,180)	(137,177,047)	(172,391,526)

Net increase (decrease) in net assets resulting from capital share transactions	(17,294,026)	28,960,272	7,693,665	(4,482,180)

Total increase (decrease) in net assets	1,361,009	4,625,067	(2,165,851)	(2,513,896)

Net assets:
Beginning of year	26,155,501	21,530,434	6,572,586	9,086,482

End of year	$27,516,510	$26,155,501	$4,406,735	$6,572,586

Accumulated undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund		S&P 500 Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2010	April 30, 2009	April 30, 2010	April 30, 2009

Operations:
Net investment loss	$(421,116)	$(261,784)	$(256,907)	$(169,700)
Net realized gain (loss) on investments	23,853,521	(23,415,906)	(20,925,747)	42,296,191
Change in net unrealized appreciation (depreciation) on investments	(1,651,581)	891,142	1,038,362	(2,374,711)

Net increase (decrease) in net assets resulting from operations	21,780,824	(22,786,548)	(20,144,292)	39,751,780

Distributions to shareholders
Net investment income	—	—	—	(645,243)
Net realized gains	—	—	—	—
Return of capital	—	(16,961)	—	—

Total distributions	—	(16,961)	—	(645,243)

Capital share transactions
Proceeds from shares sold	245,381,991	345,736,874	311,289,097	614,853,896
Proceeds from shares issued to holders in reinvestment of distributions	—	15,993	—	622,833
Cost of shares redeemed	(292,917,069)	(299,946,093)	(307,861,608)	(636,694,534)

Net increase (decrease) in net assets resulting from capital share transactions	(47,535,078)	45,806,774	3,427,489	(21,217,805)

Total increase (decrease) in net assets	(25,754,254)	23,003,265	(16,716,803)	17,888,732

Net assets:
Beginning of year	42,610,865	19,607,600	26,884,770	8,996,038

End of year	$16,856,611	$42,610,865	$10,167,967	$26,884,770

Accumulated undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Statements of Changes in Net Assets

			Direxion Monthly
	Direxion Monthly Latin America Bull 2X Fund		Dollar Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2010	April 30, 2009	April 30, 2010	April 30, 2009

Operations:
Net investment income (loss)	$(1,787,573)	$503,876	$(206,459)	$(41,830)
Net realized gain (loss) on investments	67,361,704	(213,620,904)	1,014,884	(5,962,646)
Change in net unrealized appreciation (depreciation) on investments	(5,941,722)	(8,977,888)	(387,412)	707,704

Net increase (decrease) in net assets resulting from operations	59,632,409	(222,094,916)	421,013	(5,296,772)

Distributions to shareholders
Net investment income	—	(503,876)	—	—
Net realized gains	—	—	—	—
Return of capital	—	(3,826,290)	—	—

Total distributions	—	(4,330,166)	—	—

Capital share transactions
Proceeds from shares sold	197,366,178	252,868,532	107,487,511	299,446,702
Proceeds from shares issued to holders in reinvestment of distributions	—	4,212,558	—	—
Cost of shares redeemed	(198,549,705)	(269,196,685)	(110,189,998)	(307,979,838)

Net decrease in net assets resulting from capital share transactions	(1,183,527)	(12,115,595)	(2,702,487)	(8,533,136)

Total increase (decrease) in net assets	58,448,882	(238,540,677)	(2,281,474)	(13,829,908)

Net assets:
Beginning of year	44,600,756	283,141,433	9,148,985	22,978,893

End of year	$103,049,638	$44,600,756	$6,867,511	$9,148,985

Accumulated undistributed net investment income (loss), end of year	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly
	Dollar Bull 2X Fund
	Year Ended	June 2, 2008[1] to
	April 30, 2010	April 30, 2009

Operations:
Net investment loss	$(114,596)	$(19,282)
Net realized gain (loss) on investments	(559,422)	2,356,170
Change in net unrealized appreciation (depreciation) on investments	51,467	(27,104)

Net increase (decrease) in net assets resulting from operations	(622,551)	2,309,784

Distributions to shareholders
Net investment income	—	—
Net realized gains	—	(393,682)
Return of capital	—	—

Total distributions	—	(393,682)

Capital share transactions
Proceeds from shares sold	166,670,375	291,011,100
Proceeds from shares issued to holders in reinvestment of distributions	—	247,034
Cost of shares redeemed	(163,293,268)	(289,966,551)

Net increase in net assets resulting from capital share transactions	3,377,107	1,291,583

Total increase in net assets	2,754,556	3,207,685

Net assets:
Beginning of year/period	3,207,685	—

End of year/period	$5,962,241	$3,207,685

Accumulated undistributed net investment income (loss), end of year/period	$—	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

Financial Highlights
April 30, 2010

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return	(,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Direxion Monthly NASDAQ-100 Bull 2X Fund[6]
Year ended April 30, 2010	$31.57	$(0.88)	$37.16	$36.28	$—	$—	$—	$—	$67.85	114.92%	$27,517	1.95%	1.91%	(1.77%)	0%
Year ended April 30, 2009	112.07	(0.15)	(79.02)	(79.17)	—	(1.31)	(0.02)	(1.33)	31.57	(70.49%)	26,156	1.93%	1.81%	(0.38%)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	112.07	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	144.55	10.11%[2]	7,071	3.42%	1.75%	1.23%	920%[2]
Direxion Monthly NASDAQ-100 Bear 2X Fund[7]
Year ended April 30, 2010	58.25	(0.53)	(35.50)	(36.03)	—	—	(3.49)	(3.49)	18.73	(63.17%)	4,407	2.40%	1.91%	(1.76%)	0%
Year ended April 30, 2009	65.95	(0.45)	(1.35)	(1.80)	(5.90)	—	—	(5.90)	58.25	(7.08%)	6,573	2.23%	1.81%	(0.52%)	0%
Year ended April 30, 2008	79.70	1.50	(15.25)	(13.75)	—	—	—	—	65.95	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	100.00	3.00	(23.30)	(20.30)	—	—	—	—	79.70	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%
Direxion Monthly S&P 500 Bull 2X Fund[8]
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%	16,857	1.93%	1.87%	(1.67%)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%)	42,611	1.81%	1.85%	(0.95%)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	90.05	(23.97%)	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	119.40	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%
Direxion Monthly S&P Bear 2X Fund[9]
Year ended April 30, 2010	96.60	(0.95)	(56.22)	(57.17)	—	—	—	—	39.43	(59.18%)	10,168	1.98%	1.91%	(1.75%)	0%
Year ended April 30, 2009	80.25	(0.75)	22.65	21.90	(5.55)	—	—	(5.55)	96.60	25.39%	26,885	1.93%	1.80%	(0.66%)	195%
Year ended April 30, 2008	73.90	1.70	4.65	6.35	—	—	—	—	80.25	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	100.00	2.55	(26.25)	(23.70)	—	(2.40)	—	(2.40)	73.90	(23.87%)[2]	4,391	7.03%	1.75%	3.02%	0%
Direxion Monthly Latin America Bull 2X Fund[10]
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%	103,050	1.90%	1.91%	(1.83%)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%)	44,601	1.82%	1.75%	0.41%	120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	177.90	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	120.80	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%[2]
Direxion Monthly Dollar Bear 2X Fund
Year ended April 30, 2010	18.24	(0.39)	2.38	1.99	—	—	—	—	20.23	10.91%	6,868	1.96%	1.91%	(1.78%)	0%
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	18.24	(33.31%)	9,149	2.08%	1.80%	(0.31%)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%[2]	2,795	6.54%	1.75%	3.24%	0%
Direxion Monthly Dollar Bull 2X Fund
Year ended April 30, 2010	36.75	(0.51)	(6.40)	(6.91)	—	—	—	—	29.84	(18.80%)	5,962	2.07%	1.90%	(1.79%)	0%
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	36.75	27.87%[2]	3,208	2.49%	1.71%	(0.30%)	0%

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[6]	On December 15, 2008, the Direxion Monthly NASDAQ-100 Bull 2.5X Fund had a 7:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 7:1 reverse stock split.
[7]	On February 16, 2010, the Direxion Monthly NASDAQ-100 Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 5:1 reverse stock split.
[8]	On December 15, 2008, the Direxion Monthly S&P 500 Bull 2.5X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[9]	On February 16, 2010, the Direxion Monthly S&P 500 Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to February 16, 2010 has been adjusted to give effect to 5:1 reverse stock split.
[10]	On December 15, 2008, the Direxion Monthly Latin America Bull 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to December 15, 2008 has been adjusted to give effect to 5:1 reverse stock split.

30  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2010

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 35 series of which 7 are included in this report: Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bear 2X Fund, and the Direxion Monthly Dollar Bull 2X Fund (each, a “Fund” and together, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 7 Funds included in this report offer only Investor Class of shares.

The Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100 Bull 2X Fund		200%
Direxion Monthly NASDAQ-100 Bear 2X Fund	NASDAQ-100® Index	−200%

Direxion Monthly S&P 500 Bull 2X Fund		200%
Direxion Monthly S&P 500 Bear 2X Fund	S&P 500® Index	−200%

Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%

Direxion Monthly Dollar Bull 2X Fund		200%
Direxion Monthly Dollar Bear 2X Fund	U.S. Dollar® Index	−200%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’

DIREXION ANNUAL REPORT  31

pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at April 30, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against

32  DIREXION ANNUAL REPORT

changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at April 30, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION ANNUAL REPORT  33

The tax character of distributions during the years ended April 30, 2010 and April 30, 2009, were as follows:

	Direxion Monthly		Direxion Monthly
	NASDAQ-100		NASDAQ-100
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$107,172	—	$526,007
Long-Term Capital Gains	—	760,408	—	—
Return of Capital	—	15,509	$601,004	—

Total Distributions paid	$—	$883,089	$601,004	$526,007

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	S&P 500		S&P 500		Latin America
	Bull 2X Fund		Bear 2X Fund		Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009	2010	2009

Distributions paid from:
Ordinary Income	$—	$—	$—	$645,243	$—	$503,876
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	16,961	—	—	—	3,826,290

Total Distributions paid	$—	$16,961	$—	$645,243	$—	$4,330,166

	Direxion Monthly		Direxion Monthly
	Dollar Bear		Dollar Bull
	2X Fund		2X Fund
	Year Ended	Year Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009[1]

Distributions paid from:
Ordinary Income	$—	$—	$—	$155,172
Long-Term Capital Gains	—	—	—	238,510
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$393,682

[1]	Commenced operations on June 2, 2008.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended April 30, 2010.

34  DIREXION ANNUAL REPORT

As of April 30, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$29,246,203	$4,208,996	$17,968,164	$11,478,868
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated gain/(loss)	(16,759,457)	(14,372,909)	(2,625,426)	(26,371,644)

Total accumulated earnings/(loss)	$(16,759,457)	$(14,372,909)	$(2,625,426)	$(26,371,644)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Tax cost of investments	$97,779,185	$6,729,339	$5,963,932
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(165,670,800)	(4,638,078)	(1,296,568)

Total accumulated earnings/(loss)	$(165,670,800)	$(4,638,078)	$(1,296,568)

Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Direxion Monthly NASDAQ-100 Bull 2X Fund	493,994	—	(493,994)
Direxion Monthly NASDAQ-100 Bear 2X Fund	108,683	—	(108,683)
Direxion Monthly S&P 500 Bull 2X Fund	421,116	—	(421,116)
Direxion Monthly S&P 500 Bear 2X Fund	256,907	—	(256,907)
Direxion Monthly Latin America Bull 2X Fund	1,787,573	—	(1,787,573)
Direxion Monthly Dollar Bear 2X Fund	206,459	328	(206,787)
Direxion Monthly Dollar Bull 2X Fund	114,596	365	(114,961)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statement because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to net operating losses.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for

DIREXION ANNUAL REPORT  35

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, April 30, 2010.

At April 30, 2010, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—
Direxion Monthly S&P 500 Bull 2X Fund	—
Direxion Monthly S&P 500 Bear 2X Fund	—
Direxion Monthly Latin America Bull 2X Fund	—
Direxion Monthly Dollar Bear 2X Fund	1,466,095
Direxion Monthly Dollar Bull 2X Fund	—

At April 30, 2010 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2017	4/30/2018	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	15,252,838	—	15,252,838
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	10,340,943	10,340,943
Direxion Monthly S&P 500 Bull 2X Fund	1,891,975	—	1,891,975
Direxion Monthly S&P 500 Bear 2X Fund	—	18,781,801	18,781,801
Direxion Monthly Latin America Bull 2X Fund	157,284,309	—	157,284,309
Direxion Monthly Dollar Bear 2X Fund	3,171,983	—	3,171,983
Direxion Monthly Dollar Bull 2X Fund	—	1,296,568	1,296,568

Capital Loss Utilized:	4/30/2010

Direxion Monthly NASDAQ-100 Bull 2X Fund	17,687,458
Direxion Monthly S&P 500 Bull 2X Fund	10,199,908
Direxion Monthly Latin America Bull 2X Fund	67,643,317
Direxion Monthly Dollar Bear 2X Fund	2,093,895

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2010, open Federal and state income tax years include the tax years ended April 30, 2007, April 30, 2008, April 30, 2009 and April 30, 2010. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to the Direxion Monthly Latin America Bull 2X Fund a credit facility pursuant to a Line of Credit Agreement for meeting redemption requests. The credit facility expired on February 15, 2010. The Fund did not utilize the credit facility for the year ended April 30, 2010.

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

36  DIREXION ANNUAL REPORT

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	REVERSE STOCK SPLITS

During the year ended April 30, 2010, shares of the Direxion Monthly NASDAQ-100 Bear 2X Fund and the Direxion Monthly S&P 500 Bear 2X Fund were adjusted to reflect a reverse stock split. Additionally, during the year ended April 30, 2009, shares of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly S&P 500 Bull 2X and the Direxion Monthly Latin America Bull 2X Fund were also adjusted to reflect a reverse stock split. The effect of the reverse stock split was to reduce the number of shares outstanding while maintaining the Fund’s and each shareholders aggregate net asset value. A summary of the reverse stock splits is as follows:

			Net Asset Value	Net Asset Value	Shares Outstanding	Shares Outstanding
	Date	Rate	Before Split	After Split	Before Split	After Split

Direxion Monthly NASDAQ-100 Bull 2X Fund	12/15/2008	7:1	$3.49	$24.43	6,058,704	865,529
Direxion Monthly NASDAQ-100 Bear 2X Fund	2/16/2010	5:1	5.05	25.25	1,341,926	268,385
Direxion Monthly S&P 500 Bull 2X Fund	12/15/2008	5:1	4.34	21.70	10,143,247	2,028,649
Direxion Monthly S&P 500 Bear 2X Fund	2/16/2010	5:1	9.85	49.25	2,299,088	459,818
Direxion Monthly Latin America Bull 2X Fund	12/15/2008	5:1	3.83	19.15	8,682,787	1,736,557

The reverse stock splits had no impact on the net assets of the funds.

4.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended April 30, 2010 and April 30, 2009 were as follows:

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund[1]		NASDAQ-100 Bear 2X Fund[2]
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009

Shares sold	3,299,780	18,646,631	3,697,152	2,065,287
Shares issued in reinvestment of distributions	—	165,761	25,205	4,285
Shares redeemed	(3,722,639)	(19,328,806)	(3,599,868)	(2,094,523)

Total net increase (decrease) from capital share transactions	(422,859)	(516,414)	122,489	(24,951)

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund[3]		S&P 500 Bear 2X Fund[4]
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009

Shares sold	9,156,605	37,393,557	4,980,030	5,639,359
Shares issued in reinvestment of distributions	—	4,480	—	4,667
Shares redeemed	(10,915,226)	(36,287,404)	(5,000,498)	(5,477,819)

Total net increase (decrease) from capital share transactions	(1,758,621)	1,110,633	(20,468)	166,207

DIREXION ANNUAL REPORT  37

	Direxion Monthly		Direxion Monthly
	Latin American Bull 2X Fund[5]		Dollar Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2010	2009	2010	2009

Shares sold	4,351,793	13,658,016	5,051,644	15,142,762
Shares issued in reinvestment of distributions	—	971,447	—	—
Shares redeemed	(4,387,393)	(20,684,594)	(5,213,722)	(15,481,362)

Total net increase (decrease) from capital share transactions	(35,600)	(6,055,131)	(162,078)	(338,600)

	Direxion Monthly
	Dollar Bull 2X Fund
	Year Ended	Period Ended
	April 30,	April 30,
	2010	2009[6]

Shares sold	5,630,953	7,887,615
Shares issued in reinvestment of distributions	—	6,138
Shares redeemed	(5,518,459)	(7,806,472)

Total net increase (decrease) from capital share transactions	112,494	87,281

[1]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 7:1 reverse stock split.

[2]	Capital share transactions prior to February 16, 2010 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[3]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[4]	Capital share transactions prior to February 16, 2010 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[5]	Capital share transactions prior to December 15, 2008 have been adjusted to reflect the effect of the 5:1 reverse stock split.

[6]	Commenced operations on June 2, 2008.

5.	INVESTMENT TRANSACTIONS

During the year ended April 30, 2010, the aggregate purchases and sales of investments (excluding short-term investments and swaps and futures contracts) were:

	Purchases	Sales

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—
Direxion Monthly S&P 500 Bull 2X Fund	—	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—
Direxion Monthly Latin America Bull 2X Fund	—	79,861
Direxion Monthly Dollar Bear 2X Fund	—	—
Direxion Monthly Dollar Bull 2X Fund	—	—

There were no purchases or sales of long-term U.S. government securities during the year ended April 30, 2010.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period May 1, 2009 through June 30, 2009, the Adviser had contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. Under this contract, the Adviser could recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years. For the year ended April 30, 2010, the Adviser paid or recouped the following expenses:

38  DIREXION ANNUAL REPORT

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses — May 1, 2009 – June 30, 2009	1.95%	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — May 1, 2009 through June 30, 2009	$2,999	$6,329	$—	$3,834
Expenses voluntarily waived by Adviser — July 1, 2009 through April 30, 2010	$—	$21,196	$—	$—
Advisory expense waiver recovery — May 1, 2009 through June 30, 2009	$—	$—	$519	$—

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Annual Advisory rate	0.75%	0.75%	0.75%
Annual cap on expenses —
May 1, 2009 –
June 30, 2009	1.95%	1.95%	1.95%
Expenses paid in excess of annual cap on expenses — May 1, 2009 through June 30, 2009	$—	$—	$8,563
Expenses voluntarily waived by Adviser — July 1, 2009 through April 30, 2010	$—	$24	$52
Advisory expense waiver recovery — May 1, 2009 through June 30, 2009	$17,908	$719	$—

On May 20, 2009, the Board of Trustees, based upon on management’s recommendation, approved a new Operating Services Agreement (the “Agreement”). Under the Agreement, the Adviser is responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. Effective July 1, 2009, the annual expense caps were no longer applicable. The Adviser relinquished all recovery of expenses waived by the Funds for the previous three years through June 30, 2009.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly NASDAQ-100 Bull 2X Fund	0.65%
Direxion Monthly NASDAQ-100 Bear 2X Fund	0.65%
Direxion Monthly S&P 500 Bull 2X Fund	0.65%
Direxion Monthly S&P 500 Bear 2X Fund	0.65%
Direxion Monthly Latin America Bull 2X Fund	0.65%
Direxion Monthly Dollar Bear 2X Fund	0.65%
Direxion Monthly Dollar Bull 2X Fund	0.65%

DIREXION ANNUAL REPORT  39

Expenses subject to potential recovery relinquished by Adviser:

Direxion Monthly NASDAQ-100 Bull 2X Fund	$248,561
Direxion Monthly NASDAQ-100 Bear 2X Fund	192,598
Direxion Monthly S&P 500 Bull 2X Fund	147,645
Direxion Monthly S&P 500 Bear 2X Fund	222,673
Direxion Monthly Latin America Bull 2X Fund	60,903
Direxion Monthly Dollar Bear 2X Fund	158,595
Direxion Monthly Dollar Bull 2X Fund	59,333

Distribution Expenses:

Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees:

The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Other Agreements:

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

U.S. Bank N.A. and/or its affiliates receive revenue from certain broker-dealers that may receive Rule 12b-1 fees or other payments from mutual funds in which certain Direxion Funds may invest. The Board of Trustees agreed to have 70% of the fees received by U.S. Bank N.A. applied against transfer agent invoices. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly”. For the year ended April, 30, 2010, the amount of transfer agent expenses reduced by this revenue was as follows:

Direxion Monthly NASDAQ-100 Bull 2X Fund	$8,757
Direxion Monthly NASDAQ-100 Bear 2X Fund	2,897
Direxion Monthly S&P 500 Bull 2X Fund	14,926
Direxion Monthly S&P 500 Bear 2X Fund	6,236
Direxion Monthly Latin America Bull 2X Fund	14,502
Direxion Monthly Dollar Bear 2X Fund	6,072
Direxion Monthly Dollar Bull 2X Fund	1,991

7.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

40  DIREXION ANNUAL REPORT

The follow is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

	Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$29,246,203	$—	$—	$29,246,203
Other Financial Instruments*	$—	$(1,479,562)	$—	$(1,479,562)

	Direxion Monthly NASDAQ-100 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$4,208,996	$—	$—	$4,208,996
Other Financial Instruments*	$—	$(306,955)	$—	$(306,955)

	Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$17,968,164	$—	$—	$17,968,164
Other Financial Instruments*	$—	$(650,897)	$—	$(650,897)

	Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$11,478,868	$—	$—	$11,478,868
Other Financial Instruments*	$—	$(1,328,243)	$—	$(1,328,243)

	Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$97,779,185	$—	$—	$97,779,185
Other Financial Instruments*	$—	$(5,933,331)	$—	$(5,933,331)

	Direxion Monthly Dollar Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$6,729,339	$—	$—	$6,729,339
Other Financial Instruments*	$(210,590)	$—	$—	$(210,590)

	Direxion Monthly Dollar Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$5,963,932	$—	$—	$5,963,932
Other Financial Instruments*	$24,363	$—	$—	$24,363

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2010 the Funds were invested in futures and equity swap contracts.

DIREXION ANNUAL REPORT  41

At April 30, 2010, the fair value of derivatives instruments were as follows:

Asset Derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly Dollar Bull 2X Fund	Futures contracts*	$24,363	$—	$24,363

	Total	$24,363	$—	$24,363

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability Derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Swap contracts	$—	$1,479,562	$1,479,562

	Total	$—	$1,479,562	$1,479,562

Direxion Monthly NASDAQ-100 Bear 2X Fund	Swap contracts	$—	$306,955	$306,955

	Total	$—	$306,955	$306,955

Direxion Monthly S&P 500 Bull 2X Fund	Swap contracts	$—	$650,897	$650,897

	Total	$—	$650,897	$650,897

Direxion Monthly S&P 500 Bear 2X Fund	Swap contracts	$—	$1,328,243	$1,328,243

	Total	$—	$1,328,243	$1,328,243

Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$5,933,331	$5,933,331

	Total	$—	$5,933,331	$5,933,331

Direxion Monthly Dollar Bear 2X Fund	Futures contracts*	$210,590	$—	$210,590

	Total	$210,590	$—	$210,590

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended April 30, 2010, were as follows:

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$21,661,006	$21,661,006

	Total realized gain (loss)	$—	$21,661,006	$21,661,006

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(2,511,977)	$(2,511,977)

	Total change in unrealized appreciation (depreciation)	$—	$(2,511,977)	$(2,511,977)

Direxion Monthly NASDAQ-100 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(9,573,450)	$(9,573,450)

	Total realized gain (loss)	$—	$(9,573,450)	$(9,573,450)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$423,621	$423,621

	Total change in unrealized appreciation (depreciation)	$—	$423,621	$423,621

Direxion Monthly S&P 500 Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$—	$(159,147)	$(159,147)
	Swap contracts	—	24,012,668	24,012,668

	Total realized gain (loss)	$—	$23,853,521	$23,853,521

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$18,335	$18,335
	Swap contracts	—	(1,669,916)	(1,669,916)

	Total change in unrealized appreciation (depreciation)	$—	$(1,651,581)	$(1,651,581)

42  DIREXION ANNUAL REPORT

		Foreign exchange risk	Equity risk	Total

Direxion Monthly S&P 500 Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$—	$6,057	$6,057
	Swap contracts	—	(20,931,804)	(20,931,804)

	Total realized gain (loss)	$—	$(20,925,747)	$(20,925,747)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$1,038,362	$1,038,362

	Total change in unrealized appreciation (depreciation)	$—	$1,038,362	$1,038,362

Direxion Monthly Latin America Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$67,319,532	$67,319,532

	Total realized gain (loss)	$—	$67,319,532	$67,319,532

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(5,933,331)	$(5,933,331)

	Total change in unrealized appreciation (depreciation)	$—	$(5,933,331)	$(5,933,331)

Direxion Monthly Dollar Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$1,014,884	$—	$1,014,884

	Total realized gain (loss)	$1,014,884	$—	$1,014,884

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(387,412)	$—	$(387,412)

	Total change in unrealized appreciation (depreciation)	$(387,412)	$—	$(387,412)

Direxion Monthly Dollar Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$(559,422)	$—	$(559,422)

	Total realized gain (loss)	$(559,422)	$—	$(559,422)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$51,467	$—	$51,467

	Total change in unrealized appreciation (depreciation)	$51,467	$—	$51,467

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the year ended April 30, 2010, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long	Short	Long Equity	Short Equity
	Futures Contracts	Futures Contracts	Swaps Contracts	Swaps Contracts

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—	$60,697,265	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—	12,084,530
Direxion Monthly S&P 500 Bull 2X Fund	—	560,899	67,206,998	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—	37,725,973
Direxion Monthly Latin America Bull 2X Fund	—	—	173,021,636	—
Direxion Monthly Dollar Bear 2X Fund	—	20,278,809	—	—
Direxion Monthly Dollar Bull 2X Fund	12,288,173	—	—	—

9.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this update clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose

DIREXION ANNUAL REPORT  43

information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all updated requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact it will have on its financial statement disclosures.

10.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

44  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and
Shareholders of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of Direxion Monthly NASDAQ-100 Bull 2X Fund (formerly NASDAQ-100 Bull 2.5X Fund), Direxion Monthly NASDAQ-100 Bear 2X Fund (formerly NASDAQ-100 Bear 2.5X Fund), Direxion Monthly S&P 500 Bull 2X Fund (formerly S&P 500 Bull 2.5X Fund), Direxion Monthly S&P 500 Bear 2X Fund (formerly S&P 500 Bear 2.5X Fund), Direxion Monthly Latin America Bull 2X Fund (formerly Latin America Bull 2X Fund), Direxion Monthly Dollar Bull 2X Fund (formerly Dollar Bull 2.5X Fund), and Direxion Monthly Dollar Bear 2X Fund (formerly Dollar Bear 2.5X Fund) (seven of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of April 30, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned seven of the series of Direxion Funds at April 30, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

June 24, 2010
New York, New York

DIREXION ANNUAL REPORT  45

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended April 30, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated a qualified dividend income was as follows:

Direxion Monthly NASDAQ-100 Bull 2X Fund	0.0%
Direxion Monthly NASDAQ-100 Bear 2X Fund	0.0%
Direxion Monthly S&P 500 Bull 2X Fund	0.0%
Direxion Monthly S&P 500 Bear 2X Fund	0.0%
Direxion Monthly Latin America Bull 2X Fund	0.0%
Direxion Monthly Dollar Bear 2X Fund	0.0%
Direxion Monthly Dollar Bull 2X Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2010, was as follows:

Direxion Monthly NASDAQ-100 Bull 2X Fund	0.0%
Direxion Monthly NASDAQ-100 Bear 2X Fund	0.0%
Direxion Monthly S&P 500 Bull 2X Fund	0.0%
Direxion Monthly S&P 500 Bear 2X Fund	0.0%
Direxion Monthly Latin America Bull 2X Fund	0.0%
Direxion Monthly Dollar Bear 2X Fund	0.0%
Direxion Monthly Dollar Bull 2X Fund	0.0%

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

46  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1)
Age: 67	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	36	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	138	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; C.P.A. 1979-present.	138	Trustee of Trust Under Will of Charles S. Payson

John Weisser
Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	138	Director, MainStay VP Fund Series; Director ICAP Funds, Inc; Director, The MainStay Funds; Director, Eclipse Funds, Inc.

DIREXION ANNUAL REPORT  47

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill
Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

William Franca
Age: 53	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis
Age: 39	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 615 East Michigan Street Milwaukee, WI 53202
Age: 36	Principal Financial Officer and Treasurer(3)	Once Year; Since 2010	Vice President, U.S. Bancorp Fund Services LLC, since 2006; Manager, PricewaterhouseCoopers LLP, 1999-2006.	N/A	N/A

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 36	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC, since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	N/A

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 35 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion ETF Trust which currently offers for sale to the public 34 of the 102 funds currently registered with the SEC.

The address for all trustees and officers except Patrick J. Rudnick and Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

(3)	Mr. Rudnick replaced Guy F. Talarico as Principal Financial Officer and Treasurer effective June 1, 2010.

48  DIREXION ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the annual report.

DIREXION ANNUAL REPORT  49

ANNUAL REPORT APRIL 30, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 4/30/10	FYE 4/30/09

Audit Fees	$137,100	$182,590
Audit-Related Fees	—	—
Tax Fees	$28,790	$34,080
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/10	FYE 4/30/09

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/10	FYE 4/30/09

Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
 Date 6/28/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
 Date 6/28/2010

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer
 Date 6/29/2010

*	Print the name and title of each signing officer under his or her signature.